Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Intangible assets include:

	Capitalized development costs	Licenses	Total
	(in thousands)
Cost:
At January 1, 2018	$2,340	$20,375	$22,715
Additions	3,377	2,576	5,953
Disposals	—	(3,834)	(3,834)
Exchange difference	—	(13)	(13)
At December 31, 2018	5,717	19,104	24,821
Additions	5,020	3,752	8,772
Disposals	—	(2,045)	(2,045)
Exchange difference	—	7	7
At December 31, 2019	10,737	20,818	31,555
Additions	6,061	8,579	14,640
Disposals	—	(14)	(14)
Exchange difference	—	8	8
At December 31, 2020	$16,798	$29,391	$46,189
Depreciation and impairment:
At January 1, 2018	$233	$12,920	$13,153
Amortization	447	2,656	3,103
Disposals	—	(3,834)	(3,834)
Exchange difference	—	(10)	(10)
At December 31, 2018	680	11,732	12,412
Amortization	1,075	3,204	4,279
Disposals	—	(1,838)	(1,838)
Exchange difference	—	6	6
At December 31, 2019	1,755	13,104	14,859
Amortization	1,495	4,523	6,018
Disposals	—	(8)	(8)
Exchange difference	—	8	8
At December 31, 2020	$3,250	$17,627	$20,877
Net book value:
At January 1, 2018	$2,107	$7,455	$9,562
At December 31, 2018	5,037	7,372	12,409
At December 31, 2019	8,982	7,714	16,696
At December 31, 2020	$13,548	$11,764	$25,312